EMPLOYEE BENEFIT PLANS (Information for Pension Plans with Accumulated Benefit Obligations in Excess of Pension Plan Assets) (Detail) (Pension Plan, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Pension Plan, Defined Benefit [Member]
Defined Benefit Pension Plan With Accumulated Benefit Obligation In Excess Of Fair Value Of Plan Assets [Line Items]
Accumulated Benefit Obligation at End of Year	$ 365	$ 13
Fair Value of Plan Assets at End of Year	$ 335	$ 0